Reverse Recapitalization (Tables)	6 Months Ended
Jun. 30, 2024
Reverse Recapitalization
Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital

The number of ordinary shares issued immediately following the consummation of the Reverse Recapitalization were as follows:

Number of shares
CCT’s ordinary shares outstanding at December 31, 2022	432,673,255
CCT’s ordinary shares issued to the Preferred Shareholders (Note 13)	17,942,206
CCT’s ordinary shares outstanding prior to the Reverse Recapitalization	450,615,461

Conversion of CCT’s ordinary shares(1)	33,098,268
Conversion of CCT’s convertible redeemable preferred shares(1)	35,190,468
Conversion of Prime Impact’s Class A ordinary shares(2)	375,193
Conversion of Prime Impact’s Class B ordinary shares(2)	4,341,052
Ordinary shares attributable to conversion	73,004,981
Ordinary shares attributable to Prime Impact Cayman LLC(3)	634,228
Ordinary shares attributable to World Dynamic Limited(3)	1,300,000
Ordinary shares attributable to Goldrock Holdings Limited(3)	500,000
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions	75,439,209

(1)	On the Closing Date, CCT converted its (i) 450,615,461 issued and outstanding ordinary shares; and (ii) 479,099,566 convertible redeemable preferred shares, issued and outstanding immediately prior to the Reverse Recapitalization into 33,098,268 and 35,190,468 Class A ordinary shares of the Company, respectively, based on the conversion ratio of 13.6145:1.

(2)	On the Closing Date, Prime Impact converted its issued and outstanding (i) 375,193 Class A ordinary shares; and (ii) and 4,341,052 Class B ordinary shares into 4,716,245 Class A ordinary shares of the Company.

(3)	On September 11, 2023, Prime Impact, CCT and the Company entered into certain Subscription Agreements and a Backstop Agreement with global institutional investors in connection with the Business Combination. Pursuant to such agreements, the Company issued 634,228; 1,300,000; and 500,000 Class A ordinary shares to the Sponsor; World Dynamic Limited; and Goldrock Holdings Limited for the consideration of US$10.00 per share, respectively.